Public Offering (Tables)	6 Months Ended
Dec. 31, 2020
Public Offering [Abstract]
Reconciliation of Class A Common Stock
As of December 31, 2020, the Class A Common Stock reflected on the balance sheet are reconciled in the following table:

As of December 31, 2020
Gross proceeds	$345,000,000
Less:
Proceeds allocated to public warrants	$(10,557,000)
Class A shares issuance costs	$(19,258,050)

Plus:
Accretion of carrying value to redemption value	$(29,815,050)

Contingently redeemable Class A Common Stock	$345,000,000